Cash and cash equivalents and unutilized overdraft facilities - Available liquidity (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and unutilized overdraft facilities
Cash and cash equivalents	kr 404	kr 802	kr 257	kr 107
Unutilized overdraft facilities and credit lines	9,116	9,935	9,785
Total available liquidity	9,520	10,737	10,042
Unutilized overdraft facilities and credit lines
Overdraft facilities granted	1,662	1,240	1,240
Overdraft facilities utilized	(355)	(22)	(305)
Total unutilized overdraft facilities	1,307	1,218	935
Unutilized credit lines	7,809	8,717	8,850
TOTAL UNUTILIZED OVERDRAFT FACILITIES AND CREDIT LINES	9,116	9,935	9,785
Liquid funds in joint operations	kr 60	kr 67	kr 60